RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2021
RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of Effects of Restatement on Financial Statements For All Periods Being Revised and Restated

	As		As
	Previousl		Revised and
	Reported	Adjustments	Restated
Balance sheet as of January 12, 2021
Deferred Underwriting Fee Payable	$1,500,000	$250,000	$1,750,000
Common Stock Subject to Possible Redemption	44,104,220	(250,000)	43,854,220
Common Stock	238	3	241
Additional Paid-in Capital	5,001,449	(3)	5,001,446

Balance sheet as of March 31, 2021
Deferred Underwriting Fee Payable	$1,725,000	$287,500	$2,012,500
Common Stock Subject to Possible Redemption	51,231,583	(287,499)	50,944,084
Common Stock	243	3	246
Additional Paid-in Capital	5,149,081	(4)	5,149,077